Goodwill and Other Intangible Assets (Gross Carrying Amount of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Balance at December 31, 2012	$ 539,336
Patents, trademarks and capitalised software	625
Balance at March 31, 2013	$ 539,961